PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of March 31, 2026 and 2025, property and equipment, net was comprised of the following:

	As of March 31,
	2026	2025
Office equipment	$170,756	$110,600
Less: accumulated depreciation	(109,570)	(80,522)
	$61,186	$30,078